Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Summary of supplemental information related to operating leases

As of December 31, 2019
RMB
Operating lease ROU assets	159,321
Operating lease liabilities-current	38,608
Operating lease liabilities-non-current	113,782
Total operating lease liabilities	152,390
Weighted average remaining lease term	3.81
Weighted average discount rate	11.6%

Summary of other supplemental information related to leases

For the year ended December 31, 2019
RMB
Operating cash flows for operating leases	64,739
ROU assets obtained in exchange for new operating lease liabilities	138,049

Summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases

As of December 31, 2019
RMB
2020	52,946
2021	50,394
2022	38,261
2023	34,564
2024	7,987
Total lease payments	184,152
Less: interest	(31,762)
Present value of operating lease liabilities	152,390

Schedule of future minimum lease payments

As of
December 31, 2018
RMB
2019	33,740
2020	19,554
2021	12,507
2022	2,624
2023	402
2024 and thereafter	—
Total	68,827